SUPPLEMENT DATED MAY 1, 2020 TO THE

Prospectuses dated May 1, 2019, as amended, for

NYLIAC Survivorship Variable Universal Life

Variable Universal Life Provider

Prospectuses dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Policies

NYLIAC Pinnacle Survivorship Variable Universal Life Policies

Prospectus dated May 1, 2014, as amended, for

New York Life Lifetime Wealth Variable Universal Life

NYLIAC Single Premium Variable Universal Life

New York Life Legacy Creator Single Premium Variable Universal Life

INVESTING IN

NYLIAC Variable Universal Life Separate Account – I

This supplement amends the prospectuses you received, as amended, (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies offered through the separate account referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note changes to certain Eligible Portfolios listed in the Prospectuses. Keeping this purpose in mind, please note the following changes:

Changes to MainStay VP Eagle Small Cap Growth—Initial Class

Name Change: All references in the Prospectuses to MainStay VP Eagle Small Cap Growth—Initial Class (the “Portfolio”) will be deleted and replaced with MainStay VP Small Cap Growth—Initial Class.

Subadviser Change: All references in the Prospectuses to Eagle Asset Management, LLC as subadviser of the Portfolio will be deleted and replaced with Brown Advisory LLC and Segall Bryant & Hamill, LLC.

Changes to MainStay VP Large Cap Growth—Initial Class

Name Change: All references in the Prospectuses to MainStay VP Large Cap Growth—Initial Class will be deleted and replaced with MainStay VP Winslow Large Cap Growth—Initial Class.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010